LONG-TERM LOAN	12 Months Ended
Dec. 31, 2012
LONG-TERM LOAN [Abstract]
LONG-TERM LOAN
NOTE 9:-	LONG-TERM LOAN
a.
On May 17, 2012, the Company entered into Loan Agreements (the "Agreements"), with two Israeli Banks (the "Banks"), based on which the Company borrowed $10,000
The Agreements contain various provisions including a pledge of all the Company's assets under a floating charge, compliance with certain financial covenants, restrictive covenants, including negative pledges, and other commitments, typically contained in facility agreements of this type. As of December 31, 2012, the Company was in compliance with all covenants.
The loans shall be repaid in 16 and 20 equal quarterly installments, respectively starting July 17, 2012. Interest rates applicable are 4.35% and 4.64%, payable monthly starting May 17, 2012.

b.	As of December 31, 2012, the aggregate principal annual maturities according to the loan agreement are as follows:

Repayment amount
2013 (current maturities)	$2,300
2014	2,300
2015	2,300
2016	1,550
2017	400

Total	$8,850